Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Profit Participation Plan of Moody’s Corporation
EIN# 13-3998945 Plan #002
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
(tabular dollar amounts in thousands)

				Number of shares/units/or principal amount
			Annual interest rate		Current value
	Identity of issuer, borrower or similar party	Maturity date
	Employer-related common stock funds:
*	Moody's Corporation Stock Fund			277,462	$141,714
*	Fidelity Money Market Treasury Portfolio - Class I			2,572	2,572
	Total employer-related common stock funds				$144,286
	Common/Collective trust funds:
	Winslow Large Cap Growth Fund			1,175,654	$196,652
	BTC Mid Cap Equity Index Fund			3,184,843	129,404
	Prudential Core Plus Bond Fund			341,673	68,823
	State Street Russell Small Cap Index Fund			753,110	39,963
	T. Rowe Price Emerging Markets Equity Trust (Class A)			50,128	31,871
*	Fidelity Managed Income Portfolio II			82,255,276	82,255
*	Fidelity Diversified International Commingled Pool			2,590,482	62,172
*	Fidelity Low-Priced Stock Commingled Pool			1,928,598	57,607
*	SP 500 Index PL CL E			2,011,411	$653,809
*	SP INTL Index E			504,636	89,896
*	FID FRDM Index Target Date Income Fund V			384,372	7,134
*	FID FRDM Index Target Date 2010 Fund V			110,790	2,542
*	FID FRDM Index Target Date 2015 Fund V			47,955	1,184
*	FID FRDM Index Target Date 2020 Fund V			495,582	12,811
*	FID FRDM Index Target Date 2025 Fund V			947,880	27,109
*	FID FRDM Index Target Date 2030 Fund V			2,103,647	63,215
*	FID FRDM Index Target Date 2035 Fund V			2,892,247	99,262
*	FID FRDM Index Target Date 2040 Fund V			2,841,375	105,017
*	FID FRDM Index Target Date 2045 Fund V			3,759,418	143,309
*	FID FRDM Index Target Date 2050 Fund V			3,716,588	140,673
*	FID FRDM Index Target Date 2055 Fund V			2,282,879	88,667
*	FID FRDM Index Target Date 2060 Fund V			1,800,727	49,574
*	FID FRDM Index Target Date 2065 Fund V			840,499	16,701
*	FID FRDM Index Target Date 2070 Fund V			11,882	147
	Total Common/Collective trust funds				$2,169,797
	Mutual funds:
*	Fidelity US Bond Index Fund			5,651,022	59,675
	DFA U.S. Small Cap Portfolio Institutional Class			484,398	25,324
	DWS RREEF Real Estate Securities Fund - Class Instl			644,786	13,592
	Mirova Global Sustainable Equity Fund			416,199	9,198
	Total Mutual funds				$107,789
	Total investments and cash and cash equivalents				$2,421,872
*	Notes receivable from participants (Interest from 4.25% to 10.5% maturing at various dates through November 2035)				$10,657

	* Asset qualifies as a party-in-interest for the Plan as defined by ERISA.

	See accompanying Report of Independent Registered Public Accounting Firm